Prepayments, Receivables and Other Assets, Net (Details) - Schedule of prepayments, receivables and other assets - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Schedule Of Prepayments Receivables And Other Assets Abstract
Receivable from a third-party company	$ 473,237	$ 575,773
Other receivables	230,642	288,936
Total prepayments, receivables and other assets, gross	703,879	864,709
Less: allowance for doubtful accounts	(473,237)
Total prepayments, receivables and other assets, net	$ 230,642	$ 864,709